Jennison Growth Portfolio
Jennison Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Jennison Growth Portfolio - USD ($)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Jennison Growth Portfolio		Class A	Class B	Class E
Management Fee		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses		0.62%	0.87%	0.77%
Fee Waiver	[1]	(0.08%)	(0.08%)	(0.08%)
Net Operating Expenses		0.54%	0.79%	0.69%
[1]	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $300 million of the Portfolio’s average daily net assets, 0.60% of the next $200 million, 0.55% of the next $500 million, 0.50% of the next $1 billion and 0.47% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Jennison Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	55	191	339	768
Class B	81	271	476	1,069
Class E	71	239	421	949

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Jennison Associates LLC ("Jennison" or "Subadviser"), subadviser to the Portfolio, will normally invest at least 65% of the Portfolio's assets in equity and equity-related securities of U.S. companies that exceed $1 billion in market capitalization and that Jennison believes have strong capital appreciation potential. These companies are generally considered to be in the medium-to-large capitalization range. The Portfolio may invest in common stocks, preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. Government Securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities) and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not apply to American Depositary Receipts ("ADRs"), American Depositary Shares or similar receipts and shares traded in U.S. markets. The Portfolio may have exposure to foreign currencies through its investment in foreign securities.

Stock Selection

Jennison follows a highly disciplined investment selection and management process to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

The Portfolio invests in medium-to-large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings. The Portfolio will consider selling or reducing a stock position when, in the opinion of Jennison, the stock has experienced a fundamental disappointment in earnings; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in "Principal Risks of Investing in the Portfolio" in the Prospectus, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate.

Market Risk.    The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk.    The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio's shares and reduce the liquidity of the Portfolio's debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks.

Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	18.95%
Lowest Quarter	4th – 2008	-20.95%

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - Jennison Growth Portfolio	1 Year	5 Years	10 Years
Class A	10.78%	14.01%	8.18%
Class B	10.54%	13.74%	7.92%
Class E	10.66%	13.84%	8.02%
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)	5.67%	13.53%	8.53%